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                     Supplement to the Prospectuses for the:
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund
                      Schwab Value Advantage Money Fund(R)
            Schwab Municipal Money Fund - Value Advantage Shares(TM)
                 Schwab Municipal Money Fund - Sweep Shares(TM)
       Schwab California Municipal Money Fund - Value Advantage Shares(TM)
            Schwab California Municipal Money Fund - Sweep Shares(TM)
        Schwab New York Municipal Money Fund - Value Advantage Shares(TM)
             Schwab New York Municipal Money Fund - Sweep Shares(TM)
            Schwab New Jersey Municipal Money Fund - Sweep Shares(TM)
           Schwab Pennsylvania Municipal Money Fund - Sweep Shares(TM)
             Schwab Florida Municipal Money Fund - Sweep Shares(TM)
                   Schwab Government Cash Reserves Money Fund
                  Schwab Institutional Advantage Money Fund(R)
                         Schwab Retirement Money Fund(R)
                              dated April 30, 2001



The following sentence replaces the first sentence under Transaction Policies:

The funds are open for business each day that the Federal Reserve Bank of New York is open.










9/13/01